Restricted Deposits	12 Months Ended
Dec. 31, 2023
Restricted Deposits [Abstract]
RESTRICTED DEPOSITS

NOTE 3:- RESTRICTED DEPOSITS

Balances at December 31, 2023 and 2022 consisted of bank deposits. The bank deposits bore annual interest of 1.1% as of December 31, 2023 and 2022.

Restricted deposits, as of December 31, 2023, are restricted due to guarantees made with regards to lease payments for the Company’s office space. See Note 6 for additional information regarding this lease.